                                                                                                                                                                                                         Exhibit 99.2

Discover Card Execution Note Trust

DiscoverSeries Monthly Statement

Distribution Date: July 15, 2015

Month Ending: June 30, 2015

Pursuant to the Indenture dated as of July 26, 2007, as amended, (the "Indenture") by and between Discover Card Execution Note Trust (the "Note Issuance Trust") and U.S. Bank National Association as Indenture Trustee (the "Indenture Trustee") and the Amended and Restated Indenture Supplement dated as of June 4, 2010, as amended, for the DiscoverSeries Notes, by and between the Note Issuance Trust and the Indenture Trustee (the "Indenture Supplement"), the Note Issuance Trust is required to prepare certain information each month regarding current distributions to noteholders. We have set forth below this information regarding the DiscoverSeries Notes and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Indenture or the Indenture Supplement. The Indenture and Indenture Supplement were filed with the Securities and Exchange Commission under file number 333-141703-02 as follows:

Indenture                                                                                                               As Exhibit 4.5 to the Note Issuance Trust's current report on Form 8-K filed on July 27, 2007.

Amended and Restated Indenture Supplement                                              As Exhibit 4.5 to the Note Issuance Trust's current report on Form 8-K filed on June 4, 2010.

1. Interest to be paid on this Distribution Date:
								Amount of interest paid on this
			LIBOR	Interest		Number of Days	Amount of interest	Distribution Date per $1,000 of
			Determination	Payment		in the Interest	paid on this	Outstanding
Tranche	CUSIP Number		Date	Date	Interest Rate	Accrual Period	Distribution Date	Dollar Principal Amount
Class A (2007-1)	254683	AC9		07/15/2015	5.65000%	30	$4,708,333.33	4.708333330
Class A (2008-C)							$0.00	0.000000000
Class A (2010-2)	254683	AN5	06/11/2015	07/15/2015	0.76550%	30	$382,750.00	0.637916667
Class A (2010-B)							$0.00	0.000000000
Class A (2010-C)							$0.00	0.000000000
Class A (2010-D)							$0.00	0.000000000
Class A (2010-E)							$0.00	0.000000000
Class A (2011-4)	254683	AS4	06/11/2015	07/15/2015	0.53550%	30	$178,500.00	0.446250000
Class A (2011-A)							$0.00	0.000000000
Class A (2011-B)							$0.00	0.000000000
Class A (2011-C)							$0.00	0.000000000
Class A (2012-4)	254683	AW5	06/11/2015	07/15/2015	0.55550%	30	$300,895.83	0.462916662
Class A (2012-5)	254683	AX3	06/11/2015	07/15/2015	0.38550%	30	$208,812.50	0.321250000
Class A (2012-6)	254683	AY1		07/15/2015	1.67000%	30	$1,391,666.67	1.391666670
Class A (2012-A)							$0.00	0.000000000
Class A (2013-1)	254683	BB0	06/11/2015	07/15/2015	0.48550%	30	$323,666.67	0.404583338
Class A (2013-2)	254683	BA2		07/15/2015	0.69000%	30	$517,500.00	0.575000000
Class A (2013-3)	254683	BC8	06/11/2015	07/15/2015	0.36550%	30	$274,125.00	0.304583333
Class A (2013-4)	254683	BD6	06/11/2015	07/15/2015	0.63550%	30	$291,270.83	0.529583327
Class A (2013-5)	254683	BE4		07/15/2015	1.04000%	30	$736,666.67	0.866666671
Class A (2013-6)	254683	BF1	06/11/2015	07/15/2015	0.63550%	30	$291,270.83	0.529583327
Class A (2014-1)	254683	BG9	06/11/2015	07/15/2015	0.61550%	30	$410,333.33	0.512916663
Class A (2014-2)	254683	BH7	05/13/2015	08/17/2015	0.47390%		$0.00	0.000000000
Class A (2014-3)	254683	BJ3		07/15/2015	1.22000%	30	$1,016,666.67	1.016666670
Class A (2014-4)	254683	BK0		07/15/2015	2.12000%	30	$2,120,000.00	1.766666667
Class A (2014-5)	254683	BL8		07/15/2015	1.39000%	30	$1,390,000.00	1.158333333
Class A (2015-1)	254683	BM6	06/11/2015	07/15/2015	0.53550%	30	$423,937.50	0.446250000
Class A (2015-2)	254683	BP9		07/15/2015	1.90000%	30	$1,266,666.67	1.583333338
Class A (2015-A)							$0.00	0.000000000
Total Class A							$16,233,062.50
Class B (2012-3)	254683	AZ8	06/11/2015	07/15/2015	0.63550%	30	$132,395.83	0.529583320
Class B (2013-1)							$0.00	0.000000000
Class B (2014-1)							$0.00	0.000000000
Class B (2014-2)							$0.00	0.000000000
Class B (2014-3)							$0.00	0.000000000
Total Class B							$132,395.83
Class C (2013-1)							$0.00	0.000000000
Class C (2014-1)							$0.00	0.000000000
Class C (2014-2)							$0.00	0.000000000

Class C (2014-3)						$0.00	0.000000000
Total Class C						$0.00
Total						$16,365,458.33

2. Principal to be paid on this Distribution Date:
				Shortfall	Amount	Amount of	Total amount
				in scheduled	of principal	principal paid per	of principal
			Scheduled principal	principal	paid on this	$1,000 of Stated	paid through this
Tranche	CUSIP Number		payments	payments	Distribution Date	Principal Amount	Distribution Date
Class A (2007-1)	254683	AC9	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2008-C)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-2)	254683	AN5	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-B)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-C)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-D)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2010-E)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2011-4)	254683	AS4	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2011-A)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2011-B)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2011-C)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2012-4)	254683	AW5	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2012-5)	254683	AX3	$650,000,000.00	$0.00	$650,000,000.00	$1,000.00	650,000,000.00
Class A (2012-6)	254683	AY1	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2012-A)			$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-1)	254683	BB0	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-2)	254683	BA2	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-3)	254683	BC8	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-4)	254683	BD6	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-5)	254683	BE4	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2013-6)	254683	BF1	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2014-1)	254683	BG9	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2014-2)	254683	BH7	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2014-3)	254683	BJ3	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2014-4)	254683	BK0	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2014-5)	254683	BL8	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2015-1)	254683	BM6	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2015-2)	254683	BP9	$0.00	$0.00	$0.00	$0.00	0.00
Class A (2015-A)			$0.00	$0.00	$0.00	$0.00	0.00
Total Class A			$650,000,000.00	$0.00	$650,000,000.00		$650,000,000.00
Class B (2012-3)	254683	AZ8	$0.00	$0.00	$0.00	$0.00	0.00
Class B (2013-1)			$0.00	$0.00	$0.00	$0.00	0.00
Class B (2014-1)			$0.00	$0.00	$0.00	$0.00	0.00
Class B (2014-2)			$0.00	$0.00	$0.00	$0.00	0.00
Class B (2014-3)			$0.00	$0.00	$0.00	$0.00	0.00

			Shortfall	Amount	Amount of	Total amount
			in scheduled	of principal	principal paid per	of principal
		Scheduled principal	principal	paid on this	$1,000 of Stated	paid through this
Tranche	CUSIP Number	payments	payments	Distribution Date	Principal Amount	Distribution Date
Total Class B		$0.00	$0.00	$0.00		$0.00
Class C (2013-1)		$0.00	$0.00	$0.00	$0.00	0.00
Class C (2014-1)		$0.00	$0.00	$0.00	$0.00	0.00
Class C (2014-2)		$0.00	$0.00	$0.00	$0.00	0.00
Class C (2014-3)		$0.00	$0.00	$0.00	$0.00	0.00
Total Class C		$0.00	$0.00	$0.00		$0.00
Class D (2009-1) (1)		$88,636,363.00	$0.00	$88,636,363.00
Total Class D		$88,636,363.00	$0.00	$88,636,363.00
Total		$738,636,363.00	$0.00	$738,636,363.00

3. Principal Amount and Nominal Liquidation Amount (as of end of June 2015):
(reflects issuances during June 2015 and principal payments and Nominal Liquidation Amount Deficits after giving effect to all allocations on this Distribution Date)

			Adjusted Outstanding	Nominal
	Stated Principal	Outstanding Dollar	Dollar Principal	Liquidation
Tranche	Amount	Principal Amount	Amount	Amount
Class A (2007-1)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$600,000,000.00	$600,000,000.00	$600,000,000.00	$600,000,000.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$650,000,000.00	$650,000,000.00	$650,000,000.00	$650,000,000.00
Class A (2012-5)	$650,000,000.00	$0.00	$0.00	$0.00
Class A (2012-6)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$800,000,000.00	$800,000,000.00	$800,000,000.00	$800,000,000.00
Class A (2013-2)	$900,000,000.00	$900,000,000.00	$900,000,000.00	$900,000,000.00
Class A (2013-3)	$900,000,000.00	$900,000,000.00	$900,000,000.00	$900,000,000.00
Class A (2013-4)	$550,000,000.00	$550,000,000.00	$550,000,000.00	$550,000,000.00
Class A (2013-5)	$850,000,000.00	$850,000,000.00	$850,000,000.00	$850,000,000.00
Class A (2013-6)	$550,000,000.00	$550,000,000.00	$550,000,000.00	$550,000,000.00
Class A (2014-1)	$800,000,000.00	$800,000,000.00	$800,000,000.00	$800,000,000.00
Class A (2014-2)	$850,000,000.00	$850,000,000.00	$850,000,000.00	$850,000,000.00
Class A (2014-3)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2014-4)	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00
Class A (2014-5)	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00
Class A (2015-1)	$950,000,000.00	$950,000,000.00	$950,000,000.00	$950,000,000.00
Class A (2015-2)	$800,000,000.00	$800,000,000.00	$800,000,000.00	$800,000,000.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00
Total Class A	$15,650,000,000.00	$15,000,000,000.00	$15,000,000,000.00	$15,000,000,000.00
Class B (2012-3)	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
Class B (2013-1)	$490,000,000.00	$489,425,965.00	$489,425,965.00	$490,000,000.00
Class B (2014-1)	$285,000,000.00	$284,225,357.64	$284,225,357.64	$285,000,000.00
Class B (2014-2)	$400,000,000.00	$395,036,357.95	$395,036,357.95	$400,000,000.00
Class B (2014-3)	$85,000,000.00	$83,743,671.69	$83,743,671.69	$85,000,000.00

			Adjusted Outstanding	Nominal
	Stated Principal	Outstanding Dollar	Dollar Principal	Liquidation
Tranche	Amount	Principal Amount	Amount	Amount
Total Class B	$1,510,000,000.00	$1,502,431,352.28	$1,502,431,352.28	$1,510,000,000.00
Class C (2013-1)	$665,000,000.00	$656,928,230.00	$656,928,230.00	$665,000,000.00
Class C (2014-1)	$365,000,000.00	$363,479,060.94	$363,479,060.94	$365,000,000.00
Class C (2014-2)	$570,000,000.00	$559,180,110.00	$559,180,110.00	$570,000,000.00
Class C (2014-3)	$320,000,000.00	$312,167,164.46	$312,167,164.46	$320,000,000.00
Total Class C	$1,920,000,000.00	$1,891,754,565.40	$1,891,754,565.40	$1,920,000,000.00
Class D (2009-1)	$2,513,181,819.00	$2,513,181,819.00	$2,513,181,819.00	$2,513,181,819.00
Total Class D	$2,513,181,819.00	$2,513,181,819.00	$2,513,181,819.00	$2,513,181,819.00
Total	$21,593,181,819.00	$20,907,367,736.68	$20,907,367,736.68	$20,943,181,819.00

4. Nominal Liquidation Amount for Tranches of Notes Outstanding:
(including all tranches issued as of the end of June 2015, after taking into account all allocations expected to occur on this Distribution Date)
			Increase due to				Reductions	Reductions
	Nominal	Increase due	withdrawals of	Increase due to		Increases and	due to	due to	Nominal	Cumulative
	Liquidation	to Accretion	Prefunding Excess	reimbursement	Reductions due	reductions due	reallocation	deposits into	Liquidation	unreimbursed
	Amount as of the	of Principal	Amounts from	of Nominal	to allocation	to reallocation	of Series	Principal	Amount as	Nominal
	beginning of Due	for Discount	Principal Funding	Liquidation	of charged-off	of charged-off	Principal	Funding	of the end of	Liquidation
Tranche	Period	Notes	Subaccount	Amout Deficits	receivables	receivables	Amounts	Subaccount	the Due Period	Amount Deficit
Class A (2007-1)	$1,000,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$0.00
Class A (2008-C)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$600,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$600,000,000.00	$0.00
Class A (2010-B)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$400,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000.00	$0.00
Class A (2011-A)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$650,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$650,000,000.00	$0.00
Class A (2012-5)	$650,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$650,000,000.00	$0.00	$0.00
Class A (2012-6)	$1,000,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$0.00
Class A (2012-A)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$800,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$800,000,000.00	$0.00
Class A (2013-2)	$900,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$900,000,000.00	$0.00
Class A (2013-3)	$900,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$900,000,000.00	$0.00
Class A (2013-4)	$550,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$550,000,000.00	$0.00
Class A (2013-5)	$850,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$850,000,000.00	$0.00
Class A (2013-6)	$550,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$550,000,000.00	$0.00
Class A (2014-1)	$800,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$800,000,000.00	$0.00
Class A (2014-2)	$850,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$850,000,000.00	$0.00
Class A (2014-3)	$1,000,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$0.00
Class A (2014-4)	$1,200,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,200,000,000.00	$0.00
Class A (2014-5)	$1,200,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,200,000,000.00	$0.00
Class A (2015-1)	$950,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$950,000,000.00	$0.00
Class A (2015-2)	$800,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$800,000,000.00	$0.00
Class A (2015-A)	$0.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$15,650,000,000.00		$0.00	$0.00	$0.00	$0.00	$0.00	$650,000,000.00	$15,000,000,000.00	$0.00
Class B (2012-3)	$250,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$250,000,000.00	$0.00
Class B (2013-1)	$490,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$490,000,000.00	$0.00
Class B (2014-1)	$285,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$285,000,000.00	$0.00
Class B (2014-2)	$400,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000.00	$0.00
Class B (2014-3)	$85,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$85,000,000.00	$0.00
Total Class B	$1,510,000,000.00		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,510,000,000.00	$0.00
Class C (2013-1)	$665,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$665,000,000.00	$0.00
Class C (2014-1)	$365,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$365,000,000.00	$0.00

			Increase due to				Reductions	Reductions
	Nominal	Increase due	withdrawals of	Increase due to		Increases and	due to	due to	Nominal	Cumulative
	Liquidation	to Accretion	Prefunding Excess	reimbursement	Reductions due	reductions due	reallocation	deposits into	Liquidation	unreimbursed
	Amount as of the	of Principal	Amounts from	of Nominal	to allocation	to reallocation	of Series	Principal	Amount as	Nominal
	beginning of Due	for Discount	Principal Funding	Liquidation	of charged-off	of charged-off	Principal	Funding	of the end of	Liquidation
Tranche	Period	Notes	Subaccount	Amout Deficits	receivables	receivables	Amounts	Subaccount	the Due Period	Amount Deficit
Class C (2014-2)	$570,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$570,000,000.00	$0.00
Class C (2014-3)	$320,000,000.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$320,000,000.00	$0.00
Total Class C	$1,920,000,000.00		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,920,000,000.00	$0.00
Class D (2009-1)	$2,601,818,182.00	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$88,636,363.00	$2,513,181,819.00	$0.00
Total Class D	$2,601,818,182.00		$0.00	$0.00	$0.00	$0.00	$0.00	$88,636,363.00	$2,513,181,819.00	$0.00
Total	$21,681,818,182.00		$0.00	$0.00	$0.00	$0.00	$0.00	$738,636,363.00	$20,943,181,819.00	$0.00

5. Targeted Deposits to Principal Funding Subaccounts with respect to this Distribution Date:
		Targeted deposit to Principal Funding
		Subaccount

	Beginning	Amount		Shortfalls in targeted		Amounts withdrawn	Prefunding		Income earned on
	Principal	scheduled to be		deposit to Principal		from Principal	Excess Amounts		funds on deposit
	Funding	deposited on this		Funding Subaccount	Actual deposit to	Funding Subaccount	withdrawn from	Ending Principal	in Principal
	Subaccount	Distribution	Previous	with respect to this	Principal Funding	for payment	Principal Funding	Funding	Funding
Tranche	balance	Date	shortfalls	Distribution Date	Subaccount	to Noteholders	Subaccount	Subaccount balance	Subaccount
Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-5)	$0.00	$650,000,000.00	$0.00	$0.00	$650,000,000.00	$650,000,000.00	$0.00	$0.00	$0.00
Class A (2012-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$650,000,000.00	$0.00	$0.00	$650,000,000.00	$650,000,000.00	$0.00	$0.00	$0.00
Class B (2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

		Targeted deposit to Principal Funding
		Subaccount

	Beginning	Amount		Shortfalls in targeted		Amounts withdrawn	Prefunding		Income earned on
	Principal	scheduled to be		deposit to Principal		from Principal	Excess Amounts		funds on deposit
	Funding	deposited on this		Funding Subaccount	Actual deposit to	Funding Subaccount	withdrawn from	Ending Principal	in Principal
	Subaccount	Distribution	Previous	with respect to this	Principal Funding	for payment	Principal Funding	Funding	Funding
Tranche	balance	Date	shortfalls	Distribution Date	Subaccount	to Noteholders	Subaccount	Subaccount balance	Subaccount
Class C (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class D (2009-1)	$0.00	$88,636,363.00	$0.00	$0.00	$88,636,363.00	$88,636,363.00	$0.00	$0.00	$0.00
Total Class D	$0.00	$88,636,363.00	$0.00	$0.00	$88,636,363.00	$88,636,363.00	$0.00	$0.00	$0.00
Total	$0.00	$738,636,363.00	$0.00	$0.00	$738,636,363.00	$738,636,363.00	$0.00	$0.00	$0.00

6. Prefunding with respect to this Distribution Date:

				Prefunding	Actual deposit
	Beginning	Prefunded amount		Excess Amounts	to Principal
	balance of	applied to	Targeted	withdrawn from	Funding	Ending balance
	prefunded	scheduled	Prefunding	Principal Funding	Subaccount for	of prefunded
Tranche	deposits	principal deposits	Deposits	Subaccount	Prefunding	deposits
Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

7. Targeted Deposits to Interest Funding Subaccounts with respect to this Distribution Date:

		Targeted deposit to Interest Funding Subaccount with
		respect to this Distribution Date
					Shortfalls in
					targeted deposit		Amounts withdrawn		Income earned
	Beginning	Interest accrued		Total targeted deposit	to Interest Funding		from Interest	Ending Interest	on funds
	Interest Funding	during monthly		to	Subaccount with	Actual deposit to	Funding Subacccount	Funding	on deposit in
	Subaccount	interest	Previous	Interest Funding	respect to this	Interest Funding	for payment to	Subaccount	Interest Funding
Tranche	balance	accrual period	shortfalls	Subaccount	Distribution Date	Subaccount	Noteholders	balance	Subaccount
Class A (2007-1)	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$4,708,333.33	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$0.00	$382,750.00	$0.00	$382,750.00	$0.00	$382,750.00	$382,750.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$178,500.00	$0.00	$178,500.00	$0.00	$178,500.00	$178,500.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$0.00	$300,895.83	$0.00	$300,895.83	$0.00	$300,895.83	$300,895.83	$0.00	$0.00
Class A (2012-5)	$0.00	$208,812.50	$0.00	$208,812.50	$0.00	$208,812.50	$208,812.50	$0.00	$0.00
Class A (2012-6)	$0.00	$1,391,666.67	$0.00	$1,391,666.67	$0.00	$1,391,666.67	$1,391,666.67	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$0.00	$323,666.67	$0.00	$323,666.67	$0.00	$323,666.67	$323,666.67	$0.00	$0.00
Class A (2013-2)	$0.00	$517,500.00	$0.00	$517,500.00	$0.00	$517,500.00	$517,500.00	$0.00	$0.00
Class A (2013-3)	$0.00	$274,125.00	$0.00	$274,125.00	$0.00	$274,125.00	$274,125.00	$0.00	$0.00
Class A (2013-4)	$0.00	$291,270.83	$0.00	$291,270.83	$0.00	$291,270.83	$291,270.83	$0.00	$0.00
Class A (2013-5)	$0.00	$736,666.67	$0.00	$736,666.67	$0.00	$736,666.67	$736,666.67	$0.00	$0.00
Class A (2013-6)	$0.00	$291,270.83	$0.00	$291,270.83	$0.00	$291,270.83	$291,270.83	$0.00	$0.00
Class A (2014-1)	$0.00	$410,333.33	$0.00	$410,333.33	$0.00	$410,333.33	$410,333.33	$0.00	$0.00
Class A (2014-2)	$346,868.47	$335,679.17	$0.00	$335,679.17	$0.00	$335,679.17	$0.00	$682,547.64	$13.63
Class A (2014-3)	$0.00	$1,016,666.67	$0.00	$1,016,666.67	$0.00	$1,016,666.67	$1,016,666.67	$0.00	$0.00
Class A (2014-4)	$0.00	$2,120,000.00	$0.00	$2,120,000.00	$0.00	$2,120,000.00	$2,120,000.00	$0.00	$0.00
Class A (2014-5)	$0.00	$1,390,000.00	$0.00	$1,390,000.00	$0.00	$1,390,000.00	$1,390,000.00	$0.00	$0.00
Class A (2015-1)	$0.00	$423,937.50	$0.00	$423,937.50	$0.00	$423,937.50	$423,937.50	$0.00	$0.00
Class A (2015-2)	$0.00	$1,266,666.67	$0.00	$1,266,666.67	$0.00	$1,266,666.67	$1,266,666.67	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$346,868.47	$16,568,741.67	$0.00	$16,568,741.67	$0.00	$16,568,741.67	$16,233,062.50	$682,547.64	$13.63
Class B (2012-3)	$0.00	$132,395.83	$0.00	$132,395.83	$0.00	$132,395.83	$132,395.83	$0.00	$0.00
Class B (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$132,395.83	$0.00	$132,395.83	$0.00	$132,395.83	$132,395.83	$0.00	$0.00
Class C (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

		Targeted deposit to Interest Funding Subaccount with
		respect to this Distribution Date
					Shortfalls in
					targeted deposit		Amounts withdrawn		Income earned
	Beginning	Interest accrued		Total targeted deposit	to Interest Funding		from Interest	Ending Interest	on funds
	Interest Funding	during monthly		to	Subaccount with	Actual deposit to	Funding Subacccount	Funding	on deposit in
	Subaccount	interest	Previous	Interest Funding	respect to this	Interest Funding	for payment to	Subaccount	Interest Funding
Tranche	balance	accrual period	shortfalls	Subaccount	Distribution Date	Subaccount	Noteholders	balance	Subaccount
Class C (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$346,868.47	$16,701,137.50	$0.00	$16,701,137.50	$0.00	$16,701,137.50	$16,365,458.33	$682,547.64	$13.63

8. Deposits to and withdrawals from Class C Reserve Subaccounts (2):
					Amounts
		Income earned			withdrawn from
	Beginning Class	on funds on			Class C Reserve	Excess amounts	Ending Class C	Cumulative
	C Reserve	deposit in Class	Targeted deposit to	Actual deposit to	Subaccount for	withdrawn from	Reserve	Shortfall in Class
	Subaccount	C Reserve	Class C Reserve	Class C Reserve	application to	Class C Reserve	Subaccount	C Reserve
Tranche	balance	Subaccount	Subaccount	Subaccount	Class C Notes	Subaccount	balance	Subaccount
Class C (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

9. Deposits to and withdrawals from Accumulation Reserve Subaccounts:

				Amounts
				withdrawn from
				Accumulation			Income earned
	Beginning			Reserve	Excess amounts	Ending	on funds on
	Accumulation	Targeted deposit	Actual deposit to	Subaccount for	withdrawn from	Accumulation	deposit in
	Reserve	to Accumulation	Accumulation	use as Series	Accumulation	Reserve	Accumulation
	Subaccount	Reserve	Reserve	Finance Charge	Reserve	Subaccount	Reserve
Tranche	balance	Subaccount	Subaccount	Amounts	Subaccount	balance	Subaccount
Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-6)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2014-5)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2012-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

				Amounts
				withdrawn from
				Accumulation			Income earned
	Beginning			Reserve	Excess amounts	Ending	on funds on
	Accumulation	Targeted deposit	Actual deposit to	Subaccount for	withdrawn from	Accumulation	deposit in
	Reserve	to Accumulation	Accumulation	use as Series	Accumulation	Reserve	Accumulation
	Subaccount	Reserve	Reserve	Finance Charge	Reserve	Subaccount	Reserve
Tranche	balance	Subaccount	Subaccount	Amounts	Subaccount	balance	Subaccount
Class B (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2013-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2014-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

10. Class A: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount		Available Subordinated Amount of
	of Class B Notes		Class B Notes		Usage of Class B
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class A (2007-1)	$72,847,682.10	$72,847,682.10	$72,847,682.10	$72,847,682.10	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$43,708,609.26	$43,708,609.26	$43,708,609.26	$43,708,609.26	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$29,139,072.84	$29,139,072.84	$29,139,072.84	$29,139,072.84	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$47,350,993.37	$47,350,993.37	$47,350,993.37	$47,350,993.37	$0.00	$0.00
Class A (2012-5)	$47,350,993.37	$0.00	$47,350,993.37	$0.00	$0.00	$0.00
Class A (2012-6)	$72,847,682.10	$72,847,682.10	$72,847,682.10	$72,847,682.10	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$58,278,145.68	$58,278,145.68	$58,278,145.68	$58,278,145.68	$0.00	$0.00
Class A (2013-2)	$65,562,913.89	$65,562,913.89	$65,562,913.89	$65,562,913.89	$0.00	$0.00
Class A (2013-3)	$65,562,913.89	$65,562,913.89	$65,562,913.89	$65,562,913.89	$0.00	$0.00
Class A (2013-4)	$40,066,225.16	$40,066,225.16	$40,066,225.16	$40,066,225.16	$0.00	$0.00
Class A (2013-5)	$61,920,529.79	$61,920,529.79	$61,920,529.79	$61,920,529.79	$0.00	$0.00
Class A (2013-6)	$40,066,225.16	$40,066,225.16	$40,066,225.16	$40,066,225.16	$0.00	$0.00
Class A (2014-1)	$58,278,145.68	$58,278,145.68	$58,278,145.68	$58,278,145.68	$0.00	$0.00
Class A (2014-2)	$61,920,529.79	$61,920,529.79	$61,920,529.79	$61,920,529.79	$0.00	$0.00
Class A (2014-3)	$72,847,682.10	$72,847,682.10	$72,847,682.10	$72,847,682.10	$0.00	$0.00
Class A (2014-4)	$87,417,218.52	$87,417,218.52	$87,417,218.52	$87,417,218.52	$0.00	$0.00
Class A (2014-5)	$87,417,218.52	$87,417,218.52	$87,417,218.52	$87,417,218.52	$0.00	$0.00
Class A (2015-1)	$69,205,298.00	$69,205,298.00	$69,205,298.00	$69,205,298.00	$0.00	$0.00
Class A (2015-2)	$58,278,145.68	$58,278,145.68	$58,278,145.68	$58,278,145.68	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$1,140,066,224.90	$1,092,715,231.53	$1,140,066,224.90	$1,092,715,231.53	$0.00	$0.00

	Required Subordinated Amount		Available Subordinated Amount of
	of Class C Notes		Class C Notes		Usage of Class C
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class A (2007-1)	$92,715,231.80	$92,715,231.80	$92,715,231.80	$92,715,231.80	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$55,629,139.08	$55,629,139.08	$55,629,139.08	$55,629,139.08	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$37,086,092.72	$37,086,092.72	$37,086,092.72	$37,086,092.72	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$60,264,900.67	$60,264,900.67	$60,264,900.67	$60,264,900.67	$0.00	$0.00
Class A (2012-5)	$60,264,900.67	$0.00	$60,264,900.67	$0.00	$0.00	$0.00
Class A (2012-6)	$92,715,231.80	$92,715,231.80	$92,715,231.80	$92,715,231.80	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$74,172,185.44	$74,172,185.44	$74,172,185.44	$74,172,185.44	$0.00	$0.00
Class A (2013-2)	$83,443,708.62	$83,443,708.62	$83,443,708.62	$83,443,708.62	$0.00	$0.00
Class A (2013-3)	$83,443,708.62	$83,443,708.62	$83,443,708.62	$83,443,708.62	$0.00	$0.00
Class A (2013-4)	$50,993,377.49	$50,993,377.49	$50,993,377.49	$50,993,377.49	$0.00	$0.00
Class A (2013-5)	$78,807,947.03	$78,807,947.03	$78,807,947.03	$78,807,947.03	$0.00	$0.00
Class A (2013-6)	$50,993,377.49	$50,993,377.49	$50,993,377.49	$50,993,377.49	$0.00	$0.00
Class A (2014-1)	$74,172,185.44	$74,172,185.44	$74,172,185.44	$74,172,185.44	$0.00	$0.00
Class A (2014-2)	$78,807,947.03	$78,807,947.03	$78,807,947.03	$78,807,947.03	$0.00	$0.00
Class A (2014-3)	$92,715,231.80	$92,715,231.80	$92,715,231.80	$92,715,231.80	$0.00	$0.00
Class A (2014-4)	$111,258,278.16	$111,258,278.16	$111,258,278.16	$111,258,278.16	$0.00	$0.00
Class A (2014-5)	$111,258,278.16	$111,258,278.16	$111,258,278.16	$111,258,278.16	$0.00	$0.00
Class A (2015-1)	$88,079,470.21	$88,079,470.21	$88,079,470.21	$88,079,470.21	$0.00	$0.00
Class A (2015-2)	$74,172,185.44	$74,172,185.44	$74,172,185.44	$74,172,185.44	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$1,450,993,377.67	$1,390,728,477.00	$1,450,993,377.67	$1,390,728,477.00	$0.00	$0.00

	Required Subordinated Amount		Available Subordinated Amount of
	of Class D Notes		Class D Notes		Usage of Class D
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class A (2007-1)	$158,940,397.40	$158,940,397.40	$158,940,397.40	$158,940,397.40	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-2)	$95,364,238.44	$95,364,238.44	$95,364,238.44	$95,364,238.44	$0.00	$0.00
Class A (2010-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-D)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2010-E)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-4)	$63,576,158.96	$63,576,158.96	$63,576,158.96	$63,576,158.96	$0.00	$0.00
Class A (2011-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2011-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2012-4)	$103,311,258.31	$103,311,258.31	$103,311,258.31	$103,311,258.31	$0.00	$0.00
Class A (2012-5)	$103,311,258.31	$0.00	$103,311,258.31	$0.00	$0.00	$0.00
Class A (2012-6)	$158,940,397.40	$158,940,397.40	$158,940,397.40	$158,940,397.40	$0.00	$0.00
Class A (2012-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2013-1)	$127,152,317.92	$127,152,317.92	$127,152,317.92	$127,152,317.92	$0.00	$0.00
Class A (2013-2)	$143,046,357.66	$143,046,357.66	$143,046,357.66	$143,046,357.66	$0.00	$0.00
Class A (2013-3)	$143,046,357.66	$143,046,357.66	$143,046,357.66	$143,046,357.66	$0.00	$0.00
Class A (2013-4)	$87,417,218.57	$87,417,218.57	$87,417,218.57	$87,417,218.57	$0.00	$0.00
Class A (2013-5)	$135,099,337.79	$135,099,337.79	$135,099,337.79	$135,099,337.79	$0.00	$0.00
Class A (2013-6)	$87,417,218.57	$87,417,218.57	$87,417,218.57	$87,417,218.57	$0.00	$0.00
Class A (2014-1)	$127,152,317.92	$127,152,317.92	$127,152,317.92	$127,152,317.92	$0.00	$0.00
Class A (2014-2)	$135,099,337.79	$135,099,337.79	$135,099,337.79	$135,099,337.79	$0.00	$0.00
Class A (2014-3)	$158,940,397.40	$158,940,397.40	$158,940,397.40	$158,940,397.40	$0.00	$0.00
Class A (2014-4)	$190,728,476.88	$190,728,476.88	$190,728,476.88	$190,728,476.88	$0.00	$0.00
Class A (2014-5)	$190,728,476.88	$190,728,476.88	$190,728,476.88	$190,728,476.88	$0.00	$0.00
Class A (2015-1)	$150,993,377.53	$150,993,377.53	$150,993,377.53	$150,993,377.53	$0.00	$0.00
Class A (2015-2)	$127,152,317.92	$127,152,317.92	$127,152,317.92	$127,152,317.92	$0.00	$0.00
Class A (2015-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total Class A	$2,487,417,219.31	$2,384,105,961.00	$2,487,417,219.31	$2,384,105,961.00	$0.00	$0.00

11. Class B: Required Subordinated Amount; Available Subordinated Amount; Usage:
	Required Subordinated Amount		Available Subordinated Amount of
	of Class C Notes		Class C Notes		Usage of Class C
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class B (2012-3)	$245,523,669.30	$236,223,530.31	$245,523,669.30	$236,223,530.31	$0.00	$0.00
Class B (2013-1)	$481,226,391.83	$462,998,119.41	$481,226,391.83	$462,998,119.41	$0.00	$0.00
Class B (2014-1)	$279,896,983.01	$269,294,824.56	$279,896,983.01	$269,294,824.56	$0.00	$0.00
Class B (2014-2)	$392,837,870.88	$377,957,648.50	$392,837,870.88	$377,957,648.50	$0.00	$0.00
Class B (2014-3)	$83,478,047.56	$80,316,000.31	$83,478,047.56	$80,316,000.31	$0.00	$0.00
Total Class B	$1,482,962,962.58	$1,426,790,123.09	$1,482,962,962.58	$1,426,790,123.09	$0.00	$0.00

	Required Subordinated Amount		Available Subordinated Amount of
	of Class D Notes		Class D Notes		Usage of Class D
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class B (2012-3)	$420,897,718.80	$404,954,623.39	$420,897,718.80	$404,954,623.39	$0.00	$0.00
Class B (2013-1)	$824,959,528.86	$793,711,061.85	$824,959,528.86	$793,711,061.85	$0.00	$0.00
Class B (2014-1)	$479,823,399.44	$461,648,270.67	$479,823,399.44	$461,648,270.67	$0.00	$0.00
Class B (2014-2)	$673,436,350.09	$647,927,397.43	$673,436,350.09	$647,927,397.43	$0.00	$0.00
Class B (2014-3)	$143,105,224.39	$137,684,571.95	$143,105,224.39	$137,684,571.95	$0.00	$0.00
Total Class B	$2,542,222,221.58	$2,445,925,925.29	$2,542,222,221.58	$2,445,925,925.29	$0.00	$0.00

12. Class C: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount		Available Subordinated Amount of
	of Class D Notes		Class D Notes		Usage of Class D
	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date
Class C (2013-1)	$901,150,568.24	$870,450,994.60	$901,150,568.24	$870,450,994.60	$0.00	$0.00
Class C (2014-1)	$494,616,477.31	$477,766,335.38	$494,616,477.31	$477,766,335.38	$0.00	$0.00
Class C (2014-2)	$772,414,772.78	$746,100,852.52	$772,414,772.78	$746,100,852.52	$0.00	$0.00
Class C (2014-3)	$433,636,363.67	$418,863,636.50	$433,636,363.67	$418,863,636.50	$0.00	$0.00
Total Class C	$2,601,818,182.00	$2,513,181,819.00	$2,601,818,182.00	$2,513,181,819.00	$0.00	$0.00

13. Excess Spread Triggers:
		For this	For the preceding Distribution	For the second preceding	Three-month average for this
		Distribution Date	Date	Distribution Date		Distribution Date

Excess Spread Amount (3)		$243,775,358.47	$253,624,624.53	$242,517,919.33		$246,639,300.78
Excess Spread Percentage (4)		13.49%	14.04%	12.88%		13.47%
Group Excess Spread (5)		$243,775,358.47	$253,624,624.53	$242,517,919.33		$246,639,300.78
Group Excess Spread Percentage (6)		13.49%	14.04%	12.88%		13.47%

14. Weighted Average Coupon Interest Rate: (7)	For this Distribution Date
Coupon interest rate (shown as an annualized percentage of total Nominal Liquidation Amount
at the beginning of June 2015)	0.92%

Adjusted coupon interest rate (shown as an annualized percentage of total Nominal Liquidation
Amount, excluding interest held by wholly-owned subsediaries of Discover Bank, at the
beginning of June 2015)	1.26%

Group coupon interest rate (shown as an annualized percentage of Group Investor Interest at the
beginning of June 2015)	0.92%

Adjusted group coupon interest rate (shown as an annualized percentage of Group Investor
Interest, excluding interest held by wholly-owned subsediaries of Discover Bank, at the
beginning of June 2015)	1.26%

15. Excess Spread Early Redemption Event:	No

U.S. BANK NATIONAL ASSOCIATION,
as Indenture Trustee
By:

(1)	Total amount of principal paid through this distribution date with respect to Class D(2009-1) is not shown.
(2)	The targeted deposit to or withdrawal from the Class C Reserve Account on the current distribution date is based on the three-month average Excess Spread Percentage on the previous distribution date.
(3)	The Excess Spread Amount means, generally, with respect to the DiscoverSeries notes for any distribution date: the difference, whether positive or negative, between
(x) the sum of
(a) the amount of Finance Charge Amounts allocated to the DiscoverSeries pursuant to the Indenture;
(b) any amounts to be treated as Series Finance Charge Amounts and designated to be a part of the Excess Spread Amount pursuant to any Terms Document, including certain Series 2009-SD Principal Collections so designated through the distribution date in January 2012;
(c) an amount equal to income earned on all funds on deposit in the Principal Funding Account (including all subaccounts of such account) (net of investment expenses and losses); and
(d) the amount withdrawn from the Accumulation Reserve Subaccount to cover the Accumulation Negative Spread on the Principal Funding Subaccounts, and
(y) the sum of all interest, swap payments or accreted discount and servicing fees for the DiscoverSeries notes and reimbursement of all charged-off receivables allocated to the DiscoverSeries, in each case for the applicable period only.
(4)	The Excess Spread Percentage means, generally, with respect to the DiscoverSeries notes for any distribution date, the Excess Spread Amount, multiplied by twelve and divided by the sum of the Nominal Liquidation Amount of all outstanding DiscoverSeries notes as of the beginning of the related Due Period.

(5)	The Group Excess Spread is the sum of the series excess spreads for each series in the group to which the Series 2007-CC Collateral Certificate belongs. All series other than the Series 2007-CC
Collateral Certificate have been paid in full. Accordingly, the Group Excess Spread equals the Excess Spread Amount for the DiscoverSeries notes beginning with the distribution date in May 2014. If certain issuances are made after the date of this report, they could cause these amounts to diverge again in future months.
With respect to series other than Series 2007-CC, if any, the "series excess spread" will generally mean (unless otherwise specified in the series supplement for a series)
(w) the sum of the Class A and Class B finance charge collections, interchange and investment income, minus
(x) the sum of
(a) Class A and Class B monthly interest;
(b) Class A and Class B monthly servicing fees;
(c) Class A and Class B monthly charge-offs; and
(d) the credit enhancement fee;
in each case for the distribution date; minus
(y) for any series of certificates that has a subordinated interest rate swap, any payment made by the master trust pursuant to that interest rate swap.
With respect to Series 2007-CC, the “series excess spread” will generally mean the Excess Spread Amount for the DiscoverSeries notes. See item 13 and footnote 3.
(6)	The Group Excess Spread Percentage will generally mean the Group Excess Spread, multiplied by twelve and divided by the sum of the aggregate investor interest in receivables for all series in the group as of the beginning of the related Due Period. There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the Group Excess Spread Percentage equals the
DiscoverSeries Excess Spread Percentage.
(7)	Coupon interest is the sum of the monthly interest deposited into the DiscoverSeries interest funding subaccounts and relating to the current interest accrual period. The Group coupon interest is the sum of such monthly interest deposited into the series interest funding accounts for all series in the group to which the Series 2007-CC Collateral Certificate belongs.
There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the group rates are the same as the DiscoverSeries rates.